SCHEDULE OF SHORT-TERM LOANS (Details) - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Short-Term Debt [Line Items]
Short-term loans	$ 1,615,503	$ 41,381
Xian Xinchang Micro Lending Co Ltd [Member]
Short-Term Debt [Line Items]
Short-term loans		12,904
China Construction Bank [Member]
Short-Term Debt [Line Items]
Short-term loans	38,987	28,477
Shanghai pudong development bank [Member]
Short-Term Debt [Line Items]
Short-term loans	$ 1,576,516